UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Semiannual Report
Templeton Emerging
Markets Income Fund
June 30, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Managed Distribution Policy : The Board has implemented a managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. Effective July 1, 2026, the Fund intends to make monthly distributions to shareholders at the fixed rate of $0.054 per share. Prior to July 1, 2026, the Fund made monthly distributions to shareholders at a fixed rate of $0.0475 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 14
Notes to Financial Statements 18
Important Information to Shareholders 30
Annual Meeting of Shareholders 31
Dividend Reinvestment and Cash Purchase Plan 32
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Income Fund
Dear Shareholder,
This semiannual report for Templeton Emerging Markets
Income Fund covers the period ended June 30, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of the Fund’s 80% policy, income-
producing securities of entities in emerging markets
include derivative instruments or other investments that
have economic characteristics similar to such securities.
We invest selectively in bonds from emerging markets
around the world to generate income for the Fund, seeking
opportunities while monitoring changes in interest rates,
currency exchange rates and credit risk. We seek to manage
the Fund’s exposure to various currencies and may use
currency forward contracts.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +9.13% based on market price and +8.50%
based on net asset value. The Fund's benchmark, the J.P.
Morgan (JPM) Emerging Markets Bond Index (EMBI) Global
Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and
quasi-sovereign entities: Brady bonds, loans, Eurobonds and
local market instruments, posted a +2.85% cumulative total
return in U.S. dollar terms for the same period.
1
You can find
the Fund’s long-term performance data in the Performance
Summary on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
The Board has implemented a managed distribution plan
whereby the Fund will distribute a level distribution amount to shareholders. Effective July 1, 2026, the Fund intends
to make monthly distributions to shareholders at the fixed
rate of $0.054 per share. Prior to July 1, 2026, the Fund
made monthly distributions to shareholders at a fixed rate
of $0.0475 per share. Management will generally distribute
amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code. The plan is intended to
provide shareholders with a consistent distribution each
month and is intended to narrow the discount between the
market price and the NAV of the Fund’s shares, but there
is no assurance that the plan will be successful in doing
so. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. Please see
“Important Information to Shareholders” section for additional information.
Portfolio Composition
6/30/26
% of Total
Investments
Foreign Government and Agency Securities 83.6%
Corporate Bonds 3.5%
Other
*,†
0.0%
Short-Term Investments
‡
12.9%
*
Rounds to less than 0.1%.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Includes foreign government, U.S. government and agency securities and money market funds.
Geographic Composition
6/30/26
% of Total
Investments
Middle East & Africa 41.3%
Americas 19.0%
Asia Pacific 13.8%
Supranational 4.9%
Other Europe 8.2%
Short-Term Investments 10.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Emerging Markets Income Fund. We look forward to serving
your future investment needs.
Sincerely,
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Top 10 Countries*
6/30/26
a
% of Total
Net Assets
a a
South Africa 12.4%
Kazakhstan 7.6%
Ecuador 6.4%
Supranational 5.5%
Hungary 5.4%
India 5.2%
Ivory Coast 5.2%
Rwanda 5.1%
Benin 4.3%
Argentina 4.2%
*
Does not include cash and cash equivalents.

Performance Summary as of June 30, 2026
Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/26

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

6-Month +8.50% +9.13% +8.50% +9.13%
1-Year +25.93% +28.44% +25.93% +28.44%
5-Year +41.51% +49.31% +7.19% +8.35%
10-Year +41.97% +65.23% +3.57% +5.15%
Symbol: TEI 6/30/26 12/31/25 Change
Net Asset Value (NAV) $7.05 $6.77 +$0.28
Market Price (NYSE) $6.74 $6.45 +$0.29
Distributions Per Share
(1/1/26–6/30/26)
Net Investment
Income
$0.2850
See page 5 for Performance Summary footnotes.

Templeton Emerging Markets Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionate-
ly increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated.
The Fund may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program (“Bond Con-
nect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the
Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experi-
ence in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in
Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that inves-
tors will have timely access to a reliable supply of RMB in Hong Kong. Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions, trading via Bond
Connect could be disrupted. In addition, the Bond Connect program may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Templeton Emerging Markets Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.77 $5.65 $5.90 $5.72 $7.58 $8.92
Income from investment operations:
Net investment income
a
............. 0.37 0.69 0.63 0.43 0.45 0.55
Net realized and unrealized gains (losses) 0.20 1.31 (0.31) 0.32 (1.67) (1.13)
Total from investment operations ........ 0.57 2.00 0.32 0.75 (1.22) (0.58)
Less distributions from:
Net investment income .............. (0.29) (0.88) (0.55) (0.28) — —
Tax return of capital ................ — — (0.02) (0.29) (0.65) (0.76)
Total distributions ................... (0.29) (0.88) (0.57) (0.57) (0.65) (0.76)
Repurchase of shares ................ — — — —
b
0.01 —
Net asset value, end of period .......... $7.05 $6.77 $5.65 $5.90 $5.72 $7.58
Market value, end of period
c
........... $6.74 $6.45 $5.13 $5.10 $5.49 $7.29
Total return (based on net asset value per
share)
d
........................... 8.50% 37.05% 5.35% 13.95% (16.19)% (6.78)%
Total return (based on market value per
share)
d
........................... 9.13% 44.92% 11.72% 3.82% (15.55)% 3.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.14% 2.38% 2.37% 2.32% 1.40% 1.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.14%
g
2.37% 2.36% 2.30% 1.38% 1.22%
Net investment income ............... 10.84% 11.01% 10.58% 7.65% 7.11% 6.68%
Supplemental data
Net assets, end of period (000’s) ........ $332,834 $319,631 $266,959 $278,680 $272,330 $363,759
Portfolio turnover rate ................ 13.30% 23.55% 53.84% 48.95% 35.83% 70.97%
Total credit facility outstanding at end of
period (000’s) ...................... $65,000 $65,000 $65,000 $50,000 $36,000 $36,000
Asset coverage per $1,000 of debt ...... $6,121 $5,917 $5,107 $6,574 $8,565 $11,133
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes expenses related to borrowings of 0.94%, 1.17%, 1.18%, 1.09%, 0.29% and less than 0.00% for the period ended June 30, 2026, and years ended December 31,
2025, 2024, 2023, 2022 and 2021, respectively.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 4.0%
Bermuda 0.0%
†
a,b
Digicel Group Holdings Ltd. ,
29.35%, 11/17/33 ............... Wireless Telecommunication Services 582,116 $ 18,421
32.88%, 11/17/33 ............... Wireless Telecommunication Services 187,133 22,938
41,359
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, 3%,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, 8%,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a,c,d
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 61,769,102 —
—
United Kingdom 4.0%
a,d
ICBC Standard Bank plc ,
b
144A, 13.13%, 4/05/27 ........... Banks 81,815,000,000 UZS 6,191,374
144A, 15%, 7/04/28 ............. Banks 81,815,000,000 UZS 7,070,070
13,261,444
Total Corporate Bonds (Cost $48,312,125) ......................................
13,302,803
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 95.4%
Argentina 4.2%
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ..... 16,852,222 13,507,056
Senior Note, 0.75%, 7/09/30 ...... 696,798 618,408
14,125,464
Benin 4.3%
d
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 5,340,000 EUR 5,984,987
Senior Bond, 144A, 4.95%, 1/22/35 . 1,410,000 EUR 1,523,402
Senior Bond, 144A, 6.875%, 1/19/52 6,220,000 EUR 6,669,833
14,178,222
Brazil 1.5%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 6,700,000 BRL 1,128,603
10%, 1/01/33 .................. 23,595,000 BRL 3,797,604
4,926,207
Cameroon 1.9%
d
Cameroon Government Bond, Senior
Bond, 144A, 5.95%, 7/07/32 ....... 6,370,000 EUR 6,521,013
Colombia 1.0%
Colombia Titulos de Tesoreria ,
B, 7.25%, 10/18/34 ............. 4,572,000,000 COP 1,016,367
B, 6.25%, 7/09/36 .............. 1,386,000,000 COP 277,722

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 9.25%, 5/28/42 .............. 8,661,000,000 COP $ 2,066,920
3,361,009
Dominican Republic 2.8%
d
Dominican Republic Government Bond,
Senior Bond, Reg S, 6.85%, 1/27/45 9,200,000 9,463,120
Ecuador 6.4%
d
Ecuador Government Bond, Senior
Bond, 144A, 6.9%, 7/31/35 ........ 23,013,500 21,183,927
Egypt 2.5%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 213,900,000 EGP 4,369,115
d
Senior Bond, 144A, 8.75%, 9/30/51 . 2,960,000 2,935,537
d
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 978,614
8,283,266
El Salvador 0.2%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 655,000 679,222
Gabon 3.3%
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 6,860,000 5,917,414
Senior Bond, 144A, 7%, 11/24/31 ... 5,960,000 5,094,731
11,012,145
Ghana 0.7%
d
Ghana Government Bond ,
Senior Bond, 144A, 5%, 7/03/35 .... 820,000 761,328
Senior Bond, 144A, 1.5%, 1/03/37 .. 2,610,000 1,552,416
2,313,744
Hungary 5.4%
Hungary Government Bond ,
6.75%, 7/23/31 ................ 2,098,900,000 HUF 7,243,841
4.75%, 11/24/32 ................ 3,390,200,000 HUF 10,727,415
17,971,256
India 5.2%
India Government Bond ,
7.26%, 1/14/29 ................ 540,080,000 INR 5,857,643
Senior Bond, 7.18%, 8/14/33 ...... 717,500,000 INR 7,795,319
Senior Bond, 7.1%, 4/08/34 ....... 104,340,000 INR 1,126,180
Senior Bond, 6.79%, 10/07/34 ..... 250,300,000 INR 2,652,528
17,431,670
Ivory Coast 5.2%
d
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,896,014
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 4,716,423
Senior Bond, 144A, 6.875%, 10/17/40 7,058,000 EUR 8,301,312

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ivory Coast (continued)
d
Ivory Coast Government Bond,
(continued)
Senior Bond, 144A, 6.625%, 3/22/48 1,140,000 EUR $ 1,261,614
17,175,363
Kazakhstan 7.6%
Kazakhstan MEOKAM, 15.35%,
11/18/27 ..................... 21,000,000 KZT 44,166
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 283,500,000 KZT 558,807
10.4%, 4/12/28 ................ 738,400,000 KZT 1,427,078
15.3%, 3/03/29 ................ 1,819,600,000 KZT 3,832,073
11%, 3/31/29 .................. 274,670,000 KZT 523,069
10.55%, 7/28/29 ................ 3,078,400,000 KZT 5,748,818
11%, 2/04/30 .................. 706,110,000 KZT 1,321,229
12%, 3/07/30 .................. 1,963,150,000 KZT 3,773,629
12%, 2/22/31 .................. 1,034,880,000 KZT 2,010,648
10.3%, 3/17/31 ................ 570,900,000 KZT 1,022,914
14%, 5/12/31 .................. 668,338,000 KZT 1,344,512
Senior Bond, 5.49%, 3/27/27 ...... 706,000,000 KZT 1,364,648
Senior Bond, 5%, 4/18/28 ........ 552,330,000 KZT 975,311
Senior Bond, 5.5%, 9/20/28 ....... 301,700,000 KZT 506,487
Senior Bond, 7.68%, 8/13/29 ...... 485,960,000 KZT 839,624
25,293,013
Kenya 4.1%
d
Kenya Government Bond, Senior Note,
144A, 9.75%, 2/16/31 ............ 11,980,000 13,052,846
Kenya Infrastucture Bond ,
12.5%, 1/10/33 ................ 10,100,000 KES 79,286
14.399%, 2/20/40 ............... 49,000,000 KES 417,292
13,549,424
Laos 2.1%
d
Laos Government Bond, Senior Note,
144A, 11.25%, 11/12/30 .......... 6,440,000 6,892,410
Nigeria 1.7%
d
Nigeria Government Bond, Senior Bond,
144A, 10.375%, 12/09/34 ......... 4,790,000 5,700,920
Panama 3.4%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 920,000 973,820
Senior Bond, 6.7%, 1/26/36 ....... 4,030,000 4,344,542
Senior Bond, 6.875%, 1/31/36 ..... 1,770,000 1,934,831
Senior Bond, 8%, 3/01/38 ........ 3,440,000 4,047,332
11,300,525
Rwanda 5.1%
d
Rwanda Government Bond, Senior
Bond, 144A, 5.5%, 8/09/31 ........ 17,814,000 17,074,205
South Africa 12.4%
South Africa Government Bond ,
8.875%, 2/28/35 ................ 40,830,000 ZAR 2,584,643
8.5%, 1/31/37 ................. 126,509,000 ZAR 7,688,773

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa (continued)
South Africa Government Bond,
(continued)
9%, 1/31/40 ................... 198,900,000 ZAR $ 12,282,027
8.75%, 1/31/44 ................ 312,814,700 ZAR 18,742,483
41,297,926
Supranational 5.5%
d,e
European Investment Bank, Senior
Note, 144A, 6.25%, 7/11/30 ....... 175,500,000 INR 1,784,323
e
International Bank for Reconstruction &
Development ,
Senior Note, 12%, 7/16/27 ........ 27,800,000,000 COP 8,011,691
Senior Note, 6.89%, 2/06/30 ...... 75,500,000 INR 787,237
e
International Finance Corp., 8.25%,
9/18/28 ...................... 29,301,000,000 COP 7,904,160
18,487,411
Uganda 2.8%
Uganda Government Bond ,
14.25%, 8/23/29 ................ 229,000,000 UGX 64,332
16%, 11/14/30 ................. 2,987,000,000 UGX 861,279
17%, 4/03/31 .................. 248,000,000 UGX 73,627
14.375%, 2/03/33 ............... 8,797,000,000 UGX 2,359,746
16%, 5/14/37 .................. 21,232,000,000 UGX 5,953,729
9,312,713
Uruguay 2.1%
f
Uruguay Government Bond, Index
Linked, Senior Bond, 3.7%, 6/26/37 . 256,284,797 UYU 6,912,899
Uzbekistan 0.9%
d
Uzbekistan Government Bond, Senior
Note, 144A, 16.25%, 10/12/26 ..... 34,790,000,000 UZS 2,961,158
Zambia 3.1%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 10,267,855
Total Foreign Government and Agency Securities (Cost $284,205,995) ............
317,676,087
Shares
Escrows and Litigation Trusts 0.0%
†
a,g
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 18,361
Total Escrows and Litigation Trusts (Cost $–) ...................................
18,361
Total Long Term Investments (Cost $332,518,120) ...............................
330,997,251

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 14.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.6%
Egypt 6.7%
b
Egypt Treasury Bills ,
2.13%, 7/07/26 ................ 204,775,000 EGP $ 4,166,301
12.28%, 7/14/26 ................ 153,300,000 EGP 3,105,463
17.18%, 8/18/26 ................ 44,275,000 EGP 880,589
39.96%, 9/22/26 ................ 364,850,000 EGP 7,095,440
20.61%, 10/13/26 ............... 72,575,000 EGP 1,393,438
22.64%, 1/12/27 ................ 56,325,000 EGP 1,020,661
23.24%, 3/23/27 ................ 164,125,000 EGP 2,851,006
23.2%, 6/29/27 ................ 107,075,000 EGP 1,765,252
22,278,150
Nigeria 2.9%
b
Nigeria OMO Bills ,
16.97%, 9/01/26 ................ 40,000,000 NGN 28,145
17.2%, 9/08/26 ................ 13,824,000,000 NGN 9,691,694
9,719,839
Total Foreign Government and Agency Securities (Cost $31,728,925) ..............
31,997,989
U.S. Government and Agency Securities 3.0%
United States 3.0%
b
U.S. Treasury Bills, 1.8%, 7/02/26 .... 10,000,000 9,999,002
Total U.S. Government and Agency Securities (Cost $9,999,004) ..................
9,999,002
Shares
Money Market Funds 2.1%
United States 2.1%
h,i
Franklin Institutional U.S. Government
Money Market Fund, 3.597% ...... 6,856,021 6,856,021
Total Money Market Funds (Cost $6,856,021) ...................................
6,856,021
a a a a a
Total Short Term Investments (Cost $48,583,950 ) ................................
48,853,012
a a a
Total Investments (Cost $381,102,070) 114.1% ..................................
$379,850,263
j
Credit Facility (19.5)% ........................................................
(65,000,000)
Other Assets, less Liabilities 5.4% .............................................
17,983,591
Net Assets 100.0% ...........................................................
$332,833,854
a a a

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The rate shown represents the yield at period end.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $147,168,213, representing 44.2% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
g
Non-income producing.
h
See Note 3(c) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 9 regarding credit facility.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BAST Buy 37,955,000 7,093,995 7/02/26 $ 258,348 $ —
Brazilian Real ...... BAST Sell 37,955,000 7,344,234 7/02/26 — (8,109)
Brazilian Real ...... JPHQ Buy 90,506,000 16,914,954 7/02/26 617,154 —
Brazilian Real ...... JPHQ Sell 90,506,000 17,530,826 7/02/26 13,591 (14,873)
Brazilian Real ...... MSCO Buy 44,800,000 8,370,233 7/02/26 308,069 —
Brazilian Real ...... MSCO Sell 44,800,000 8,671,080 7/02/26 — (7,223)
Thai Baht ......... HSBK Buy 158,677,000 4,757,931 7/02/26 18,547 —
Thai Baht ......... HSBK Sell 158,677,000 4,848,341 7/02/26 71,863 —
Malaysian Ringgit ... GSCO Buy 51,620,000 12,831,221 7/22/26 — (186,928)
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,497,589 7/23/26 — (80,541)
Chinese Yuan ...... MSCO Buy 23,644,000 3,445,336 7/27/26 42,427 —
Chinese Yuan ...... MSCO Sell 23,644,000 3,430,515 7/27/26 — (57,248)
Thai Baht ......... HSBK Sell 113,840,000 3,463,077 8/03/26 26,818 —
Columbian Peso .... JPHQ Buy 20,699,500,000 5,456,571 8/05/26 549,803 —
Columbian Peso .... MSCO Buy 2,249,000,000 589,384 8/05/26 63,209 —
Mexican Peso ...... BNDP Buy 43,984,366 2,522,878 8/31/26 — (20,496)
Mexican Peso ...... HSBK Buy 92,120,757 5,282,456 8/31/26 — (41,473)
Brazilian Real ...... BAST Buy 37,955,000 7,236,623 9/02/26 4,159 —
Brazilian Real ...... JPHQ Buy 84,406,000 16,096,956 9/02/26 5,413 —
Brazilian Real ...... MSCO Buy 44,800,000 8,544,237 9/02/26 2,384 —
Chilean Peso ...... HSBK Buy 1,845,200,000 2,064,421 9/08/26 — (61,045)
Mexican Peso ...... BNDP Buy 15,984,356 909,189 9/10/26 — (533)
Mexican Peso ...... HSBK Buy 296,803,151 16,889,053 9/10/26 — (16,811)
Chilean Peso ...... HSBK Buy 1,499,500,000 1,636,294 9/14/26 — (8,199)
South Korean Won .. DBAB Buy 17,292,000,000 11,374,445 9/16/26 — (183,149)
Thai Baht ......... DBAB Sell 135,267,000 4,155,694 9/16/26 57,639 —
Thai Baht ......... HSBK Sell 259,534,000 7,961,604 9/16/26 98,752 —
Malaysian Ringgit ... GSCO Buy 43,100,000 10,615,764 9/17/26 — (35,448)
Chilean Peso ...... HSBK Buy 1,695,700,000 1,910,260 9/21/26 — (69,069)
Thai Baht ......... HSBK Sell 158,677,000 4,772,241 10/01/26 — (41,308)
Thai Baht ......... CITI Sell 180,887,000 5,540,948 10/02/26 53,092 —
Thai Baht ......... HSBK Sell 157,869,000 4,848,318 10/02/26 58,797 —
Thai Baht ......... CITI Sell 179,956,000 5,540,952 10/05/26 79,686 —
Thai Baht ......... DBAB Sell 135,135,000 4,155,724 10/05/26 54,675 —
Uruguayan Peso .... HSBK Buy 565,240,000 13,563,047 10/19/26 415,343 —
Indian Rupee ...... CITI Buy 244,617,460 2,524,693 12/16/26 24,727 —

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... HSBK Buy 1,628,784,777 16,798,523 12/16/26 $ 176,781 $ —
South Korean Won .. HSBK Buy 526,000,000 346,879 12/16/26 — (5,650)
Uzbekistan Sum .... DBAB Buy 20,900,000,000 1,625,827 1/27/27 64,586 —
Total Forward Exchange Contracts ................................................... $3,065,863 $(838,103)
Net unrealized appreciation (depreciation) ............................................ $2,227,760
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.3% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 55,159,032 BRL $ (687,375) $ — $ (687,375)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP (1,715,516) — (1,715,516)
Receive Fixed 8.69% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 12/05/28 450,000,000 MXN 853,447 — 853,447
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 44,361,792 BRL (1,049,096) — (1,049,096)
Receive Fixed 13.583% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 15,010,484 BRL (120,132) — (120,132)
Receive Fixed 13.6% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 9,936,151 BRL (76,188) — (76,188)
Total Interest Rate Swap Contracts ................................. $(2,794,860) $ — $(2,794,860)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 29 .
See Note  8  regarding other derivative information.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $374,246,049
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 6,856,021
Value - Unaffiliated issuers .................................................................. $372,994,242
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 6,856,021
Cash .................................................................................... 810,204
Foreign currency, at value (cost $ 3,833,145 ) ...................................................... 3,834,322
Receivables:
Interest ................................................................................. 10,921,820
Deposits with brokers for:
OTC derivative contracts .................................................................. 260,000
Centrally cleared swap contracts ............................................................ 1,579,121
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,065,863
Total assets .......................................................................... 400,321,593
Liabilities:
Payables:
Credit facility (Note 9 ) ...................................................................... 65,000,000
Management fees ......................................................................... 268,641
Trustees' fees and expenses ................................................................. 5,950
Variation margin on centrally cleared swap contracts ............................................... 4,602
Deposits from brokers for:
OTC derivative contracts .................................................................. 810,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 838,103
Deferred taxes on unrealized appreciation ........................................................ 387,203
Accrued expenses and other liabilities ........................................................... 173,240
Total liabilities ......................................................................... 67,487,739
Net assets, at value ................................................................. $332,833,854
Net assets consist of:
Paid-in capital ............................................................................. $501,000,473
Total distributable earnings (losses) ............................................................. (168,166,619)
Net assets, at value ................................................................. $332,833,854
Shares outstanding ......................................................................... 47,228,418
Net asset value per share
a
.................................................................... $7.05
a
Net asset value per share may not recalculate due to rounding.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 c ) ............................................................. $270,580
Interest: (net of foreign taxes of $78,788)
Unaffiliated issuers ........................................................................ 20,746,358
Total investment income ................................................................... 21,016,938
Expenses:
Management fees (Note 3 a ) ................................................................... 1,619,694
Transfer agent fees ......................................................................... 32,519
Custodian fees ............................................................................ 42,123
Reports to shareholders fees .................................................................. 86,999
Registration and filing fees .................................................................... 23,626
Professional fees ........................................................................... 99,556
Trustees' fees and expenses .................................................................. 24,515
Interest expense (Note 9 ) ..................................................................... 1,525,426
Other .................................................................................... 18,842
Total expenses ......................................................................... 3,473,300
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (12,693)
Net expenses ......................................................................... 3,460,607
Net investment income ................................................................ 17,556,331
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $390,650)
Unaffiliated issuers ...................................................................... 5,784,677
Foreign currency transactions ................................................................ (279,634)
Forward exchange contracts ................................................................. 5,578,553
Swap contracts ........................................................................... (488,836)
Net realized gain (loss) .................................................................. 10,594,760
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 523,276
Translation of other assets and liabilities denominated in foreign currencies .............................. (169,300)
Forward exchange contracts ................................................................. (1,728,013)
Swap contracts ........................................................................... (267,685)
Change in deferred taxes on unrealized appreciation ............................................... 153,663
Net change in unrealized appreciation (depreciation) ............................................ (1,488,059)
Net realized and unrealized gain (loss) ............................................................ 9,106,701
Net increase (decrease) in net assets resulting from operations .......................................... $26,663,032

Templeton Emerging Markets Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Income Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,556,331 $32,523,217
Net realized gain (loss) ................................................. 10,594,760 3,911,122
Net change in unrealized appreciation (depreciation) ........................... (1,488,059) 57,562,814
Net increase (decrease) in net assets resulting from operations ................ 26,663,032 93,997,153
Distributions to shareholders .............................................. (13,460,099) (41,324,866)
Net increase (decrease) in net assets ................................... 13,202,933 52,672,287
Net assets:
Beginning of period ..................................................... 319,630,921 266,958,634
End of period .......................................................... $332,833,854 $319,630,921

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging Markets
Income Fund
Increase (Decrease) in Cash:
Cash flows from operating activities:
Net increase in net assets resulting from operating activities ..............................................
$26,663,032
Adjustments to reconcile net increase in net assets resulting from operating activities to net cash provided by operating activities:
Purchases of long-term investments .............................................................
(47,564,193)
Sales and maturities of long-term investments ......................................................
55,456,948
Net purchases of short-term investments .........................................................
(7,673,807)
Realized loss on foreign currency transactions .....................................................
279,634
Net accretion of discount ......................................................................
(5,590,905)
Reinvested dividends from non-controlled affiliates ..................................................
(270,580)
Decrease in interest receivable and other assets ....................................................
1,393,428
Decrease in payable to affiliates, accrued expenses, and other liabilities ..................................
(253,330)
Decrease in deposits with brokers ...............................................................
(2,158,793)
Net realized gain on investments ................................................................
(6,175,327)
Change in net unrealized appreciation (depreciation) of investments, forward exchange contracts and swap contracts
1,472,422
Net cash provided by operating activities * ............................................................
15,578,529
Cash flows from financing activities:
Cash distributions to shareholders ...............................................................
(13,460,099)
Net cash used in financing activities ................................................................
(13,460,099)
Net increase in cash ............................................................................
2,118,430
Cash at beginning of period .....................................................................
2,526,096
Cash, and foreign currency at end of period .........................................................
$4,644,526
*
Included in operating expenses is $1,525,022 paid for interest on borrowings
.

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Income Fund  (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note
8
 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Distributions to shareholders are recorded on the
ex-dividend date. The Fund employs a managed distribution
policy whereby the Fund will distribute a level distribution amount to shareholders. Effective July 1, 2026, the Fund
intends to distribute $0.054 per share monthly. Prior to July
1, 2026, the fund distributed $0.0475 per share monthly. The
Fund’s distribution level may be changed by the Board in the future. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net
investment income and short-term capital gains. The balance
of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). During the periods ended June 30,
2026 and December 31, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended June 30, 2026 and December 31, 2025, there were no shares repurchased.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 1.000% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.000% Up to and including $1 billion
0.950% Over $1 billion, up to and including $2 billion
0.900% In excess of $2 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $2,285,077 $91,544,726 $(86,973,782) $— $— $6,856,021 6,856,021 $270,580
Total Affiliated Securities ... $2,285,077 $91,544,726 $(86,973,782) $— $— $6,856,021 $270,580

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, payments-
in-kind, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$43,980,051 and $61,368,883, respectively.
6. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 67.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the aggregate value of these securities was $0, representing 0.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 3,470,659
Long term ................................................................................ 114,656,850
Total capital loss carryforwards ............................................................... $118,127,509
Cost of investments .......................................................................... $444,198,769
Unrealized appreciation ........................................................................ $43,264,105
Unrealized depreciation ........................................................................ (108,179,711)
Net unrealized appreciation (depreciation) .......................................................... $(64,915,606)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of swap contracts represented $86,550,474. The average month end contract value of forward exchange contracts was $224,968,354.
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Income Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 853,447
a
Variation margin on centrally
cleared swap contracts
$ 3,648,307
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
3,065,863 Unrealized depreciation on OTC
forward exchange contracts
838,103
Total .................... $3,919,310 $4,486,410
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Emerging Markets Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(488,836) Swap contracts $(267,685)
Foreign exchange contracts .....
Forward exchange contracts 5,578,553 Forward exchange contracts (1,728,013)
Total ....................... $5,089,717 $(1,995,698)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Emerging Markets Income Fund
Forward Exchange Contracts ............................. $ 3,065,863 $ 838,103
Total ............................................. $3,065,863 $838,103
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BAST .................... $ 262,507 $ (8,109) $ — $ (254,398) $ —
BNDP ................... — — — — —
CITI ..................... 157,505 — — — 157,505
DBAB ................... 176,900 (176,900) — — —
GSCO ................... — — — — —
HSBK ................... 866,901 (243,555) — (480,000) 143,346
JPHQ ................... 1,185,961 (95,414) (1,061,299) — 29,248
MSCO ................... 416,089 (64,471) (351,618) — —
Total ................... $3,065,863 $(588,449) $(1,412,917) $(734,398) $330,099
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BAST .................... $ 8,109 $ (8,109) $ — $ — $ —
BNDP ................... 21,029 — — — 21,029
CITI ..................... — — — — —
DBAB ................... 183,149 (176,900) — — 6,249
GSCO ................... 222,376 — — (222,376) —
HSBK ................... 243,555 (243,555) — — —
JPHQ ................... 95,414 (95,414) — — —
MSCO ................... 64,471 (64,471) — — —
Total ................... $838,103 $(588,449) $— $(222,376) $27,278
a
At June 30, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 29.
9. Credit Facility
The Fund participates in a senior secured revolving credit facility agreement (Credit Facility) with The Bank of Nova Scotia
(BNS) pursuant to which the Fund may borrow up to a maximum commitment amount of $65 million which matures on January
8, 2027. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility or 0.15%
whenever the outstanding borrowings exceed 75% of the commitment amount. As security for the obligations of the Fund under the Credit Facility, the Fund has granted to BNS a security interest in the assets of the Fund.
At June 30, 2026, the Fund had outstanding borrowings of $65,000,000, which approximates fair value, and incurred interest expenses at a rate equal to the term Secured Overnight Financing Rate (SOFR) plus 0.90%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended June 30, 2026, were $65,000,000 and 4.67%, respectively.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 13,302,803
b
$ 13,302,803
Foreign Government and Agency Securities .... — 317,676,087 — 317,676,087
Escrows and Litigation Trusts ............... — — 18,361 18,361
Short Term Investments ................... 6,856,021 41,996,991 — 48,853,012
Total Investments in Securities ........... $6,856,021 $359,673,078 $13,321,164 $379,850,263
8. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2026, the reconciliation is as follows:
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs as well as the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,065,863 $— $3,065,863
Swap Contracts ......................... — 853,447 — 853,447
Total Other Financial Instruments ......... $— $3,919,310 $— $3,919,310
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $838,103 $— $838,103
Swap Contracts ......................... — 3,648,307 — 3,648,307
Total Other Financial Instruments ......... $— $4,486,410 $— $4,486,410
a
For detailed categories, see the accompanying Schedule of Investments
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
Bermuda .... $ 41,359 $ — $ — $ — $ — $ 13,498 $ — $ (13,498) $ 41,359 $ (13,498)
South Africa .. —
c
— — — — — — — —
c
 —
United Kingdom 14,124,589 13,559,9 65 (13,422,824) — — 82,946 487,446 (1,570,6 78 ) 13,261,444 (374,5 48 )
Escrows and
Litigation Trusts 18,161 — — — — — — 200 18,361 200
Total Investments in
Securities ....... $14,184,109 $13,559,965 $(13,422,824) $— $— $96,444 $487,446 $(1,583,976) $13,321,164 $(387,846)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Distributions Subsequent to June 30, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Record Date  Payable Date Amount
07/24/2026 07/31/2026  $0.0540
08/24/2026 08/31/2026 $0.0540
09/23/2026 09/30/2026 $0.0540

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
INR
Indian Rupee
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NGN
Nigerian Naira
UGX
Ugandan Shilling
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
ZMW
Zambian Kwacha
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.15%
1-day IBR .......................... 10.54%
1-day TIIEOIS ....................... 6.63%
Selected Portfolio
CDI
certificado de deposito interbancario
SOFR
Secured Overnight Financing Rate
IBR
Interbank Rate
TIIEOIS
Interbank Equilibrium Interest Rate Overnight
Index Swaps

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase
up to 10% of the Fund’s outstanding shares in open-
market transactions, at the discretion of management. This
authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the Investment Manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
Effective July 1, 2026, the Board has implemented a
managed distribution plan where the Fund distributes a level distribution amount to shareholders. The Fund intends to
make monthly distributions to shareholders at the fixed rate of $0.054 per share. Management will generally distribute
amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code. The plan is intended to
provide shareholders with a consistent distribution each
month and is intended to narrow the discount between the
market price and the NAV of the Fund’s common shares,
but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.
Approval of Renewed Borrowing Arrangements
On January 9, 2026, the Fund renewed the existing
committed, senior, secured line of credit facility (“Existing
Credit Facility”) with The Bank of Nova Scotia for an
additional 364-day term (“Credit Facility Renewal”), until
January 8, 2027. The terms of the Credit Facility Renewal
are the same as the terms of the Existing Credit Facility.
The purpose of the Credit Facility is to provide the Fund
with a source of funds to purchase additional investments
and pursue certain investment strategies. Given the
permanent capital structure and the absence of daily liquidity requirements, the Fund’s closed-end fund structure is
particularly well-suited for leverage.

Templeton Emerging Markets Income Fund
Annual Meeting of Shareholders May 21, 2026 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Emerging Markets Income Fund (the “Fund”) was held at the Fund’s offices,
300 S.E. 2nd Street, Fort Lauderdale, Florida, on May 21, 2026. The purpose of the meeting was to elect four Trustees of the
Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2026. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Edith E. Holiday, J. Michael Luttig, and Constantine D. Tseretopoulos.*
Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Trustees:
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2026:
*
Ann Torre Bates, Terrence J. Checki, Mary C. Choksi, Gregory E. Johnson, Rupert H. Johnson, Jr., David W. Niemiec and Larry D.
Thompson are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders
.
Term Expiring 2029 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
Edith E. Holiday
.............
J. Michael Luttig
Constantine D. Tseretopoulos
...
35,139,869
34,365,765
34,423,686
34,399,156
74.40%
72.76%
72.88%
72.83%
97.00%
94.87%
95.03%
94.96%
1,083,554
1,857,658
1,799,737
1,824,267
2.29%
3.93%
3.81%
3.86%
2.99%
5.12%
4.96%
5.03%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
34,481,028
1,350,594
391,801
73.00%
2.86%
0.83%
95.19%
3.72%
1.08%

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless the shareholder elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify Computershare Trust Company, N.A. (the “Plan
Administrator”) at P.O. Box 43006 Providence, RI 02940-3078 or the institution in whose name the shares are held. The Plan
Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Computershare Trust Company, N.A. and sent to Computershare Trust Company, N.A., P.O. Box 43006
Providence, RI 02940-3078, Attention: Templeton Emerging Markets Income Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
Computershare Trust Company, N.A., P.O. Box 43006 Providence, RI 02940-3078. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
(888) 888-0151
www.computershare.com/us
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.computershare.com/us or dial
(888) 888-0151 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your
Fund account at Computershare Trust Company, N.A. through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Computershare Trust Company, N.A. at (888) 888-0151.
Shareholder Information
Shares of Templeton Emerging Markets Income Fund are traded on the New York Stock Exchange under the symbol “TEI.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (888) 888-0151. Registered shareholders can access their Fund account on-line. For information go to Computershare Trust Company, N.A.'s web site at www.computershare.com/
us and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Income Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Emerging Markets Income Fund
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
(unaudited)
Templeton Emerging Markets Income Fund
(Fund)
At an in-person meeting held on May 18-19, 2026
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel to consider the
renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged FT’s regular
updates to the Board on strategic initiatives, ongoing
attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund
lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation
of additional blockchain-compatible money market funds,
and sharpening of its active, income-oriented offerings,
along with the impact on FT of team integrations and staff
reductions. The Board noted that the Fund has (i) an open-
market share repurchase program that authorizes the Fund
to repurchase 10% of the Fund’s outstanding shares in
open-market transactions; and (ii) a managed distribution
plan whereby the Fund distributes a level distribution amount to shareholders monthly at the fixed rate of $0.0475 per
share. At the Meeting, management proposed and the Board
approved a 14% increase in the distribution rate to $0.054
per share per month.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton,
Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business.
The Board further noted FTI’s continued reassessment
of fund offerings in response to FT acquisitions and the

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Shareholder Information

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Semiannual Report
market environment, FTI’s focus on technology-driven
transformation, expansion of its private market investment
capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2025. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Customized Performance Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all closed-end emerging markets hard currency debt
funds. The Customized Performance Peer Group for the
Fund included only local currency funds. The Board noted
that the Fund’s annualized income return for the one-,
three-, and five-year periods was above the median of its
Performance Universe and for the 10-year period was equal
to the median of its Performance Universe. The Board also
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was equal to the median
of its Customized Performance Peer Group. The Board also
noted that the Fund’s annualized total return for the one-,
three-, and five-year periods was above the median of its
Performance Universe, but for the 10-year period was below
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-year period was above the median of its Customized Performance
Peer Group, for the three- and five-year periods was equal
to the median of its Customized Performance Peer Group,
and for the 10-year period was below the median of its
Customized Performance Peer Group. The Board further
noted the small size of the Fund’s Customized Performance
Peer Group for each period and that therefore no quintile
information was provided for the Fund for those periods. The
Board also noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative
to its peers on an income return basis was appropriate
given these attributes. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges (as applicable). The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and
three other emerging markets hard currency debt closed-
end funds. The Board noted that the Management Rate
was below the median of its Expense Group, and the actual
total expense ratio for the Fund was above the median
of its Expense Group. The Board also noted the small
size of the Fund’s Expense Group (only four funds) for
both the Management Rate and the actual total expense
ratio and that no quintile information was provided for the
Fund. The Board discussed the expenses of the Fund with
management and management explained that the Expense
Group is not directly comparable to the Fund as the Expense
Group is comprised of funds that invest primarily in hard
currency obligations and the Fund invests in both local and

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Shareholder Information

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Semiannual Report
hard currency obligations, noting that the Fund had the
second highest investment-related expenses. Management
further explained that when the Fund is compared to a small, customized expense peer group (only three funds), which
is more comparable to the Fund, the Fund’s actual total
expense ratio, including investment-related expenses, is in
line with peers. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2025, being the most recent fiscal year-
end for FTI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-
end fund, the Board believes at some point an increase in
size may lead to economies of scale that would be shared
with the Fund and its shareholders. The Board noted the
existence of management fee breakpoints, which operate
generally to share any economies of scale with the Fund’s
shareholders by reducing the Fund’s effective management
fees as the Fund grows in size. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
The Board concluded that, to the extent economies of scale
may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton

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Shareholder Information

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Semiannual Report
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Templeton Emerging Markets Income Fund
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

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Semiannual Report
1. Each holder of shares (a “Shareholder”) in Templeton
Emerging Markets Income Fund (the “Fund”) whose
Fund shares are registered in his or her own name will
automatically be a participant in the Dividend Reinvestment
and Cash Purchase Plan (the “Plan”), unless any such
Shareholder specifically elects in writing to receive all
dividends and capital gains in cash, paid by check, mailed
directly to the Shareholder. A Shareholder whose shares are
registered in the name of a broker-dealer or other nominee
(the “Nominee”) will be a participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an
election on behalf of the Shareholder to participate in the
Plan. Nominees intend to make such an election on behalf
of Shareholders whose shares are registered in their names,
as Nominee, unless a Shareholder specifically instructs his
or her Nominee to pay dividends and capital gains in cash.
Computershare Trust Company, N.A. ("Computershare") will
act as Plan Administrator and will open an account for each
participating shareholder (“participant”) under the Plan in the same name as that in which the participant’s present shares
are registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or
shares of the Fund (“Fund shares”), if the market price per
share on the valuation date equals or exceeds the net asset
value per share, participants will receive such dividend or
distribution entirely in Fund shares, and Computershare
shall automatically receive such Fund shares for participant accounts including aggregate fractions. The number of
additional Fund shares to be credited to participant accounts shall be determined by dividing the equivalent dollar amount of the capital gains distribution or dividend payable to
participants by the Fund’s net asset value per share of the
Fund shares on the valuation date, provided that the Fund
shall not issue such shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Computershare shall
apply the amount of such dividend or distribution payable
to participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection with
the reinvestment of such dividend or distribution). If, before
Computershare has completed its purchases, the market
price exceeds the net asset value per share, the average per share purchase price paid by Computershare may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Computershare, in any amounts of at
least $100, up to a maximum of $5,000 per month, for
the purchase of Fund shares for his or her account.
These payments may be made electronically through
www.computershare.com/us or by check payable to
“Computershare Trust Company, N.A. LLC” and sent to
Computershare Trust Company, N.A., P.O. Box 43006
Providence, RI 02940-3078, Attention: Templeton Emerging
Markets Income Fund. Computershare shall apply such
payments (less a $5.00 service charge and less a pro
rata share of trading fees) to purchases of Fund shares
on the open market, as discussed below in paragraph 6.
Computershare shall make such purchases promptly on
approximately the 15th of each month or, during a month
in which a dividend or distribution is paid, beginning on
the dividend payment date, and in no event more than 30
days after receipt, except where necessary to comply with
provisions of Federal securities law. Any voluntary payment
received less than two business days before an investment
date shall be invested during the following month unless
there are more than 30 days until the next investment
date, in which case such payment will be returned to the
participant. Computershare shall return to the participant
his or her entire voluntary cash payment upon written notice of withdrawal received by Computershare not less than 48
hours before such payment is to be invested. Such written
notice shall be sent to Computershare by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such

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Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price,
delivery and otherwise as Computershare shall determine.
Participant funds held by Computershare uninvested will
not bear interest, and it is understood that, in any event,
Computershare shall have no liability in connection with any inability to purchase Fund shares within 30 business days
after the payable date for any dividend or distribution as
herein provided, or with the timing of any purchases effected.
Computershare shall have no responsibility as to the value
of the Fund shares acquired for participant accounts. For the purposes of purchases in the open market, Computershare
may aggregate purchases with those of other participants,
and the average price (including trading fees) of all shares purchased by Computershare shall be the price per share
allocable to all participants.
7. Computershare will hold shares acquired pursuant to
this Plan, together with the shares of other participants
acquired pursuant to this Plan, in its name or that of its
nominee. Computershare will forward to participants any
proxy solicitation material and will vote any shares so
held for participants only in accordance with the proxies
returned by participants to the Fund. Upon written request,
Computershare will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by Computershare.
8. Computershare will confirm to participants each
acquisition made for an account as soon as practicable
but not later than 60 business days after the date thereof.
Computershare will send to participants a detailed account
statement showing total dividends and distributions, date
of investment, shares acquired and price per share, and
total shares of record for the account. Although participants may from time to time have an undivided fractional interest
(computed to three decimal places) in a share of the Fund,
no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares will be
credited to participant accounts. In the event of termination of an account under the Plan, Computershare will adjust for
any such undivided fractional interest in cash at the market price of the Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Computershare for participants
will be credited to participant accounts. In the event that
the Fund makes available to its shareholders transferable
rights to purchase additional Fund shares or other securities,
Computershare will sell such rights and apply the proceeds
of the sale to the purchase of additional Fund shares for
the participant accounts. The shares held for participants
under the Plan will be added to underlying shares held by
participants in calculating the number of rights to be issued.
10. Computershare’s service charge for capital gains or
income dividend purchases will be paid by the Fund when
shares are issued by the Fund or purchased on the open
market. Computershare will deduct a $5.00 service charge
from each voluntary cash payment. Participants will be
charged a pro rata share of trading fees on all open market
purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan
by notifying Computershare in writing. Such withdrawal
or termination will be effective immediately if notice is
received by Computershare not less than ten days prior
to any dividend or distribution record date; otherwise
such withdrawal or termination will be effective after
the investment of any current dividend or distribution or
voluntary cash payment. The Plan may be terminated by
Computershare or the Fund upon 90 days’ notice in writing
mailed to participants. Upon any withdrawal or termination,
Computershare will cause a certificate or certificates for
the full shares held by Computershare for participants
and cash adjustment for any fractional shares (valued at
the market value of the shares at the time of withdrawal
or termination) to be delivered to participants, less any
trading fees. Alternatively, a participant may elect by written notice to Computershare to have Computershare sell part
or all of the shares held for him and to remit the proceeds
to him. Computershare is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
Computershare may, at its option, terminate the participant’s account or determine from the participant whether he wishes
to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Computershare or the Fund at any time or
times, except when necessary or appropriate to comply with

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Computershare receives written notice of the termination of
a participant account under the Plan. Any such amendment
may include an appointment by Computershare in its
place and stead of a successor Plan Administrator under
these terms and conditions, with full power and authority
to perform all or any of the acts to be performed by
Computershare under these terms and conditions. Upon any
such appointment of a Plan Administrator for the purpose
of receiving dividends and distributions, the Fund will be
authorized to pay to such successor Plan Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the
Plan for retention or application by such successor Plan
Administrator as provided in these terms and conditions.
13. Computershare shall at all times act in good faith and
agree to use its best efforts within reasonable limits to
ensure the accuracy of all services performed under this
Agreement and to comply with applicable law, but shall
assume no responsibility and shall not be liable for loss
or damage due to errors unless such error is caused by
Computershare’s negligence, bad faith or willful misconduct
or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to Computershare shall be in writing addressed to Computershare Trust Company, N.A., P.O. Box
43006 Providence, RI 02940-3078, or www.computershare.
com/us or such other address as Computershare shall
furnish to the participant, and shall have been deemed to be given or made when received by Computershare.
15. Any notice or other communication which by
any provision of the Plan is required to be given by
Computershare to the participant shall be in writing and shall be deemed to have been sufficiently given for all purposes
by being deposited postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on Computershare’s records. The participant
agrees to notify Computershare promptly of any change of
address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTEI S 08/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Emerging Markets Income Fund
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Computershare
150 Royall St., Suite 101
Canton, MA 02021
Toll Free Number:
888-888-0151
International Phone Number:
781-575-2879
www.computershare.com
(800) DIAL BEN
®
/
342-5236

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT.

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Emerging Markets Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026